                            SCHEDULE 14A
                           (Rule 14a-101)
               INFORMATION REQUIRED IN PROXY STATEMENT

                      SCHEDULE 14A INFORMATION

            Proxy Statement Pursuant to Section 14(a) of the
                    Securities Exchange Act of 1934

    Filed by the Registrant /X/
    Filed by a Party other than the Registrant

    / /  Preliminary proxy statement
    /X/  Definitive proxy statement
    / /  Definitive additional materials
    / /  Soliciting  material  pursuant to Rule 14a-11(c) or Rule 14A-12

                           TELEMUNDO GROUP, INC.
             (Name of Registrant as Specified in Its Charter)

                            Peter J. Housman II
                 (Name of Person(s) Filing Proxy Statement)

Payment of filing fee (Check the appropriate box):


/X/  $125 per  Exchange Act  Rules 0-11(c)(1)(ii),  14a-6(i)(1), 14a-6(j)(2).

/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

/ /  Fee  computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.
     (1) Title of each class of securities to which transaction applies:

     (2) Aggregate number of securities to which transaction applies:

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:(1)

     (4) Proposed maximum aggregate value of transaction:

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:

     (2) Form, schedule or registration statement no.:

     (3) Filing party:

     (4) Date filed:

- - -------------------------
(1) Set forth the amount on which the filing fee is calculated and state how it was determined.

                           TELEMUNDO GROUP, INC.

                NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

                              JUNE 12, 1996

     The Annual Meeting of Stockholders of Telemundo Group, Inc., a Delaware corporation (the "Company"), will be held at the Sheraton New York Hotel, 811 Seventh Avenue, New York, New York on Wednesday, June 12, 1996, beginning at 10:00 a.m.

     At the meeting, stockholders will be asked to:

     1. Elect nine directors to serve for the ensuing year or until their successors are duly elected and qualified.

     2. Transact any other business that may properly come before the meeting or any adjournment thereof.

     Only stockholders of record at the close of business on May 9, 1996 will be entitled to notice of, and to vote at, the meeting. A list of such stockholders will be available for inspection at the offices of the Company, 2290 West 8th Avenue, Hialeah, Florida, during normal business hours during the ten-day period prior to the meeting.

     Your attention is directed to the accompanying Proxy Statement. Please mark, sign and date the enclosed proxy card and mail it promptly in the accompanying envelope. This will enable your shares to be voted in accordance with your instructions.

                              BY ORDER OF THE BOARD OF DIRECTORS



                              Peter J. Housman II
                              Chief Financial Officer and Treasurer

Miami, Florida
May 13, 1996


                                  IMPORTANT

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD AS PROMPTLY AS POSSIBLE IN THE ENCLOSED STAMPED ENVELOPE. IF YOU ARE ABLE TO ATTEND THE MEETING, YOU MAY REVOKE YOUR PROXY AND VOTE YOUR SHARES IN PERSON.

                               PROXY STATEMENT

                            TELEMUNDO GROUP, INC.
                             2290 WEST 8TH AVENUE
                            HIALEAH, FLORIDA  33010

                   _________________________________________

                        ANNUAL MEETING OF STOCKHOLDERS

                                JUNE 12, 1996
                   _________________________________________


                                   GENERAL


     The enclosed proxy is solicited by and on behalf of the Board of Directors of Telemundo Group, Inc., a Delaware corporation (the "Company"), for use at the Annual Meeting of Stockholders (the "Annual Meeting") to be held at the Sheraton New York Hotel, 811 Seventh Avenue, New York, New York on Wednesday, June 12, 1996 beginning at 10:00 a.m. local time and at any adjournment thereof. At the Annual Meeting, stockholders will be requested to act upon the matters set forth in this Proxy Statement. If you are not present in person at the meeting, your shares can be voted only when represented by proxy. The shares represented by your proxy will be voted in accordance with your instructions if the proxy is properly completed, signed and returned to the Company prior to the Annual Meeting. If no choice is specified, the shares represented by the proxy will be voted for the election of all nominees for director. A proxy given pursuant to this solicitation may be revoked at any time prior to its exercise by written notice delivered to the Chief Financial Officer and Treasurer of the Company, by executing and delivering to the Chief Financial Officer and Treasurer a proxy with a later date, or by attending the Annual Meeting and voting in person.

     Solicitation of proxies will be made initially by mail. The Company's directors, officers and employees may also solicit proxies in person or by telephone without additional compensation. In addition, proxies may be solicited by certain banking institutions, brokerage firms, custodians, trustees, nominees and fiduciaries who will mail material to or otherwise communicate with the beneficial owners of shares of the Company's Common Stock, $.01 par value ("Common Stock"). The cost of this solicitation will be borne by the Company. The Company's Annual Report to Stockholders for the year ended December 31, 1995 accompanies this Proxy Statement, and it is anticipated that this Proxy Statement and accompanying proxy and other materials will be mailed on or about May 13, 1996 to stockholders of record on May 9, 1996.

     The Company's only class of voting securities is its Common Stock, which is divided into Series A Common Stock (the "Series A Common Stock") and Series B
Common Stock (the "Series B Common Stock").   Only stockholders of record at the
close of business on May 9, 1996 are entitled to notice of and to vote at the Annual Meeting. Each share of Common Stock entitles the holder thereof to one vote on all matters properly brought before the Annual Meeting, except that, under the Company's Restated Certificate of Incorporation ("Restated Certificate"), five of the nine members of the Board of Directors will be elected by the holders of the Series B Common Stock ("Series B Directors"), voting separately as a series, and the remaining four directors will be elected by the holders of the Series A Common Stock ("Series A Directors"), voting separately as a series. The presence, in person or by proxy, of a majority of the shares entitled to vote is necessary to constitute a quorum at the Annual Meeting. With respect to the election of directors, a majority of the outstanding shares of Series A Common Stock, present in person or represented by proxy, is necessary to constitute a quorum for purposes of electing the Series A Directors, and a majority of the outstanding shares of Series B
Common Stock, present in person or represented by proxy, is necessary to constitute a quorum for purposes of electing the Series B Directors.
Directors are elected by a plurality of the votes of the shares eligible to vote present in person or represented by proxy at the Annual Meeting, with the Series A Directors receiving the highest number of Series A Common Stock votes and the Series B Directors receiving the highest number of Series B
Common Stock votes being elected to the Board of Directors. In the case of the approval of any other proposals which may properly come before the Board of Directors, except as required by law or the Restated Certificate, the affirmative vote of the holders of a majority of the shares of Common Stock present in person or represented by proxy at the Annual Meeting and entitled to vote is required for approval of each such proposal.

     Shares that are entitled to vote but that are not voted at the direction of the beneficial owner ("abstentions"), shares represented by proxies or ballots that are marked "withhold authority" with respect to the election of any one or more nominees for election as directors, and votes withheld by brokers in the absence of instruction from beneficial holders ("broker nonvotes") will be counted for the purpose of determining whether there is a quorum for the transaction of business at the Annual Meeting. In determining whether a matter requiring approval of a majority of the shares present and entitled to vote has been approved or whether a plurality of the shares present and entitled to vote has been voted, abstentions and withheld votes will have the same effect as a vote against and broker nonvotes will be disregarded and will have no effect on the outcome of the vote.




                            SECURITY OWNERSHIP OF
                  CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     At April 18, 1996, there were approximately 106 holders of record of the Company's Common Stock, which is the only class of capital stock of the Company outstanding. As discussed under the caption "General" above, the Company's Common Stock is divided into Series A Common Stock and Series B Common Stock. At April 18, 1996, there were 6,414,864 shares of Series A Common Stock and 3,585,336 shares of Series B Common Stock outstanding.

     Except as noted below, the following table sets forth, to the knowledge of the Company based upon information provided by the holders set forth below or publically available filings, information regarding the ownership of the Company's Common Stock at April 18, 1996 by (a) all persons known to the Company to be the beneficial owners of more than 5% of the Company's Series A Common Stock or Series B Common Stock outstanding at April 18, 1996, (b) each director and named executive officer of the Company, and (c) all directors and executive officers of the Company as a group. Except as noted below, to the Company's knowledge, each such owner has sole voting and investment power for the shares indicated as beneficially owned by them.


                                SERIES A COMMON STOCK      SERIES B COMMON STOCK
                                ----------------------     ----------------------
                                AMOUNT AND                 AMOUNT AND                 AMOUNT AND   PERCENTAGE
                                NATURE OF                  NATURE OF                  NATURE OF    OF TOTAL
                                BENEFICIAL  PERCENTAGE     BENEFICIAL   PERCENTAGE    BENEFICIAL   COMMON
NAME OF BENEFICIAL OWNER        OWNERSHIP   OF CLASS       OWNERSHIP    OF CLASS      OWNERSHIP    STOCK
- - ----------------------------    ----------  ----------     -----------  ----------   ------------  ----------
5% OR GREATER STOCKHOLDERS

Bastion Capital Fund, L.P.         864,997       13.5%         882,688       24.6%    1,747,685(2)    17.5%
Suite 2960
1999 Avenue of the Stars
Los Angeles, CA  90067(1)

TLMD Partners II, L.L.C.         41,776(3)         *         1,550,465       43.2     1,592,241(3)    15.9
c/o Apollo Advisors, L.P.
Two Manhattanville Road
Purchase, NY  10577(1)

Odyssey Partners                   262,940        4.1          273,671        7.6       536,611(4)     5.4
31 West 52nd Street
New York, New York 10019

Hernandez Partners                  49,998         *           450,001       12.6       499,999(5)     5.0
900 S. Garfield Avenue
Alhambra, CA 91801(1)

Reliance Group Holdings, Inc.      364,158        5.6            --           --        364,158(6)     3.6
Park Avenue Plaza
55 East 52nd Street
New York, New York 10055


                                  SERIES A COMMON STOCK      SERIES B COMMON STOCK
                                ________________________  __________________________
                                AMOUNT AND                AMOUNT AND                   AMOUNT AND     PERCENTAGE
                                NATURE OF                 NATURE OF                    NATURE OF      OF TOTAL
                                BENEFICIAL   PERCENTAGE   BENEFICIAL   PERCENTAGE      BENEFICIAL     COMMON
NAME OF BENEFICIAL OWNER        OWNERSHIP    OF CLASS     OWNERSHIP    OF CLASS        OWNERSHIP      STOCK
- - ------------------------       ------------ -----------   ----------   ----------      ---------      ----------
DIRECTORS AND NOMINEES
FOR DIRECTOR
Leon D. Black(1)                  2,933         * %         200,000         5.6%         202,933        2.0%

Guillermo Bron(1)               864,997       13.5          882,688        24.6        1,747,685(2)    17.5

Alan Kolod                          500        *                 --          --              500         *

Barry W. Ridings                     --        --                --          --               --         --

Bruce H. Spector                     --        --                --          --               --         --

Daniel D. Villanueva            864,997       13.5          882,688        24.6        1,747,685(2)    17.5

Edward M. Yorke                      --        --                --          --               --         --

David E. Yurkerwich               1,000        *                 --          --            1,000         *

NAMED EXECUTIVE OFFICERS

Roland A. Hernandez(1)(7)       178,123        2.7          450,001        12.6          628,124(5)     6.2

Joaquin F. Blaya(7)             150,000        2.3               --          --          150,000        1.5

Stephen J. Levin(7)              12,500        *                 --          --           12,500         *

Jose C. Cancela(7)               10,000        *                 --          --           10,000         *

Peter J. Housman II(7)               --        --                --          --               --         --

Stuart Livingston(7)              2,500        *                 --          --            2,500         *

Gustavo Pupo Mayo(7)                 --        --                --          --              --          --

All directors and executive   1,072,553       16.4        1,532,689        42.7       2,605,242       25.7
officers as a group

- - -----------------------------
*Less than 1%

(1) TLMD Partners II, L.L.C., a Delaware limited liability company ("TLMD Partners"), Bastion Capital Fund, L.P., a Delaware limited partnership ("Bastion"), Hernandez Partners, a California partnership ("Hernandez Partners"), and Mr. Black (collectively, the "Major Stockholders"), collectively own 917,930 shares of Series A Common Stock, constituting 14.3% of the Series A Common Stock outstanding (excluding warrants described in Footnote 3), and 3,083,154 shares of Series B Common Stock, constituting 86.0% of the Series B Common Stock outstanding. In total, the Major Stockholders own 4,001,084 shares of Common Stock, constituting 40.0% of the Common Stock outstanding.

     The Major Stockholders have entered into a Shareholders Agreement dated as of December 20, 1994, as amended (the "Shareholders Agreement"), pursuant to which each of them has agreed subject to the provisions of the Shareholders Agreement, among other things, to use its reasonable best efforts to cause
Mr. Black (or his nominee), two nominees of TLMD Partners, a nominee of Bastion and a nominee of Hernandez Partners to be elected to the Board of Directors of the Company. Pursuant to the Shareholders Agreement, the Major Stockholders have agreed that all of the shares of Common Stock owned by each of them will be voted by a voting committee comprised of three members, one of which is appointed by TLMD Partners, one of which is appointed by Bastion and one of which is an independent member (as defined in the Shareholders Agreement). Currently, the members of the voting committee are John J.
Hannan, a principal and limited partner of Apollo Advisors, L.P., a Delaware limited partnership ("Apollo Advisors"), Mr. Bron, a director of the Company, and Alan Abramson, a private investor. The addresses of Messrs. Hannan, Bron and Abramson are c/o Apollo Management, L.P., 1301 Avenue of the Americas,
New York, NY 10019, c/o Bastion Capital Fund, L.P., 1999 Avenue of the Stars, Suite 2960, Los Angeles, CA 90067, and c/o Abramson Brothers Inc., 501 5th Avenue, New York, New York 10017, respectively. The parties to the
Shareholders Agreement have appointed the voting committee as their attorney-in-fact and proxy to vote all shares of Common Stock owned by such parties as to which a vote of stockholders is required (including as relates to the election of directors as contemplated above). The Shareholders
Agreement (other than certain provisions relating to the rights of Major Stockholders other than TLMD Partners to participate in certain sales of Common Stock by TLMD Partners and specified transferees) will terminate on the earlier of the date when no shares of Series B Common Stock are outstanding and the date when TLMD Partners ceases to own shares of Series B Common Stock representing at least 245,003 shares of Series B Common Stock.
The Shareholders Agreement (other than such sale participation rights) may also be terminated as of the date specified by TLMD Partners in a written notice delivered to the other Major Stockholders, subject to the receipt of any regulatory approvals.

     Each Major Stockholder disclaims beneficial ownership of any shares of Common Stock which it does not directly own.

(2) The sole general partner of Bastion is Bastion Partners, L.P., a Delaware limited partnership ("Bastion Partners"). The only general partners of Bastion Partners are Bron Corp., a Delaware corporation ("BC"), Villanueva Investments, Inc., a Delaware corporation ("VII") and Juran Investments, Inc., a Delaware Corporation ("Juraco"). The sole holder of voting stock and the sole director and officer of BC is Mr. Bron. The sole holder of voting stock of VII is the Daniel Villanueva Living Trust, a trust created under the laws of California, the co-trustees of which are Daniel D. Villanueva and Myrna E. Villanueva. Mr. Villanueva is the sole director and principal officer of VII. The sole holder of voting stock and the sole director and officer of Juraco is Mr. Jan G. Juran. Messrs. Bron, Villanueva and Juran are the managing directors of Bastion Capital Corp., which manages the affairs of Bastion pursuant to a management agreement.

(3) Includes warrants expiring December 30, 1999 representing the immediate right to purchase 41,774 shares of Series A Common Stock at an exercise price of $7.00 per share. Warrants to purchase 29,242 shares of Series A Common Stock are beneficially owned by Lion Advisors, L.P., a Delaware limited partnership ("Lion Advisors") for the benefit of an investment account under management over which Lion Advisors has exclusive voting, dispositive and investment power. The remaining warrants to purchase 12,532 shares of Series A Common Stock are owned by AIF II, L.P., a Delaware limited partnership ("AIF II"). AIF II is the manager of TLMD Partners and has sole dispositive power with respect to the securities held by TLMD Partners. Mr. Black, Mr. Spector and Mr. Yorke are associated with Apollo Advisors and Lion Advisors. TLMD Partners, Mr. Black, Mr. Spector and Mr. Yorke disclaim beneficial ownership of all securities not held directly by any of them.

(4) The information with respect to Odyssey Partners, L.P. and its beneficial ownership of shares of the Company's Common Stock is based on the Schedule
13D filed with the Securities and Exchange Commission, which was last amended on December 22, 1995.

(5) The general partners of Hernandez Partners are Roland A. Hernandez, the President and Chief Executive Officer of the Company, and Enrique Hernandez, Jr., his brother. Each of the general partners of Hernandez Partners has dispositive and voting power with respect to the shares of Common Stock held by Hernandez Partners, except as described in footnote (1) above. Amounts for Mr. Hernandez include options representing the immediate right to purchase 128,125 shares of Series A Common Stock. See "--Employment and Severance Agreements."

(6) Of the amount shown, 82 shares are held beneficially by Reliance Group Holdings, Inc. ("RGH") and 364,076 shares are held beneficially by Reliance Insurance Company ("RIC"), an indirect wholly owned subsidiary of RGH. Includes warrants to purchase 32 shares of Series A Common Stock beneficially owned by RIC and warrants to purchase six shares of Series A Common Stock beneficially owned by RGH, both at an exercise price of $7.00 per share, which warrants are immediately exercisable until December 30, 1999. Also includes warrants beneficially owned by RIC to purchase 138,889 shares of Series A Common Stock at an exercise price of $7.19 per share, which warrants are immediately exercisable until December 30, 2000. Does not include warrants beneficially owned by RIC to purchase 277,778 shares of Series A Common Stock at an exercise price of $7.19 per share, one-half of which warrants become exercisable on each of December 30, 1996 and 1997 for five-year periods from the date they become exercisable.

(7) Messrs. Hernandez, Blaya, Levin, Cancela, Housman, Livingston and Pupo-Mayo are named in the "Summary Compensation Table" under the section
captioned "Executive Compensation" below.   Messrs. Hernandez, Levin,
Cancela, Housman, and Livingston are presently executive officers of the Company. Mr. Blaya was President and Chief Executive Officer and a director of the Company until March 1995. "All directors and executive officers as a group" excludes amounts related to Mr. Blaya. Mr. Pupo-Mayo ceased being an executive officer of the Company in August 1995. Shares held include options representing the immediate right to purchase the following shares of Series A Common Stock: Messrs. Hernandez 128,125, Blaya 150,000, Levin 12,500, and Livingston 2,500. See "--Employment and Severance Agreements".

                            ELECTION OF DIRECTORS

     The Board of Directors has nominated the persons described below for election as directors at the Annual Meeting. Of the nominees for director, five will be voted upon by the holders of the Series B Common Stock voting separately as a series. Those nominees are Leon D. Black; Guillermo Bron; Roland A. Hernandez; Bruce H. Spector; and Edward M. Yorke (the "Series B Nominees"). The remaining four nominees will be voted upon by the holders of the Series A Common Stock voting separately as a series. Those nominees are Alan Kolod; Barry W. Ridings; Daniel D. Villanueva; and David E. Yurkerwich (the "Series A Nominees").

     The Major Stockholders collectively own 86.0% of the outstanding shares
of Series B Common Stock as of April 18, 1996.   See "Security Ownership of
Certain Beneficial Owners and Management." If the Major Stockholders vote their shares of Series B Common Stock in favor of the Series B Nominees, such nominees will be assured of election to the Board of Directors.

     THE BOARD OF DIRECTORS HAS NOMINATED EACH OF THESE PERSONS AND RECOM-MENDS THAT YOU VOTE FOR THE ELECTION OF EACH OF THEM TO SERVE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS OR UNTIL THEIR RESPECTIVE SUCCESSORS ARE DULY ELECTED AND QUALIFIED. UNLESS OTHERWISE SPECIFIED THEREIN, PROXIES SOLICITED BY THE BOARD WILL BE VOTED FOR THE ELECTION OF ALL NOMINEES.

     The following is a brief description of each nominee:

SERIES B NOMINEES

     LEON D. BLACK, 44, became Chairman of the Board of Directors of the Company as of December 30, 1994 upon consummation of the Company's Chapter 11 plan of reorganization (the "Reorganization"). Mr. Black is one of the founding principals and a limited partner of Apollo Advisors which, together with an affiliate, acts as managing general partner of AIF II and Apollo Investment Fund III, L.P., private securities investment funds. AIF II is the manager of TLMD Partners. Mr. Black also is a founding principal of Lion Advisors which acts as financial advisor to and representative for certain institutional investors with respect to securities investments. Mr. Black is a director of Samsonite, Inc., Big Flower Press, Inc., Converse, Inc., Furniture Brands International, Inc., Culligan Water Technologies, Inc., and Gillett Holdings, Inc.

     GUILLERMO BRON, 44, became a director of the Company as of December 30, 1994 upon consummation of the Reorganization. From July 1994 to the present, Mr. Bron has been an officer, director and principal stockholder of the corporate general partner of Bastion Partners, which is the general partner of Bastion, an investment fund and a principal stockholder of the Company. Mr. Bron is a director of Pan American Bank. Since 1990, Mr. Bron also has been President of Bastion Capital Corp. a financial advisory firm.

     ROLAND A. HERNANDEZ, 38, has been a Director of the Company since August 1989 and was reappointed to office as of December 30, 1994 upon consummation of the Reorganization. In March 1995, the Board of Directors installed Mr. Hernandez as President and Chief Executive Officer of the Company. Since 1987, Mr. Hernandez has been an executive officer of the corporate general partner of Interspan Communications ("Interspan"), a California limited partnership that owns Spanish-language television station

KFWD, Channel 52, a Company affiliate serving the Dallas/Fort Worth market. Mr. Hernandez is a director of Beneficial Corporation. See "--Related Party Transactions."

     BRUCE H. SPECTOR, 53, became a director of the Company as of December 30, 1994 upon consummation of the Reorganization. Since October 1992, Mr. Spector has been a consultant to Apollo Advisors. In March 1995,
Mr. Spector became a principal of Apollo Advisors. For 25 years prior to 1992, Mr. Spector was a member of the Los Angeles law firm of Stutman Triester & Glatt. Mr. Spector is a director of Gillett Holdings, Inc. and United International Holdings, Inc.

     EDWARD M. YORKE, 37, became a director of the Company as of June 1995. Since 1992, Mr. Yorke has been a principal of Apollo Advisors and Lion Advisors and since March 1995 of Apollo Advisors II, L.P. From 1990 to 1992, Mr. Yorke was a Vice President in the high-yield capital markets group of BT Securities Corp., an investment banking firm. Mr. Yorke is a director of Aris Industries, Inc., Big Flower Press, Inc., Salant Corporation and Webcraft Technologies, Inc.

SERIES A NOMINEES

     ALAN KOLOD, 47, became a director of the Company as of December 30, 1994 upon consummation of the Reorganization. Mr. Kolod has been a member of the New York law firm Moses & Singer LLP since December 1989.

     BARRY W. RIDINGS, 44, became a director of the Company as of March 1995. Mr. Ridings has been a Managing Director of the investment banking firm Alex. Brown & Sons Incorporated ("Alex. Brown") since March 1990. Mr. Ridings is a director of Noodle Kidoodle, Inc., New Valley Corporation, Norex America, Inc., SubMicron Systems Corporation and TransCor Waste Services Inc. See "--Related Party Transactions".

     DANIEL A. VILLANUEVA, 58, became a director of the Company as of April 26, 1996. From July 1994 to the present, Mr. Villanueva has been an officer, director and principal stockholder of the corporate general partner of Bastion Partners, which is the general partner of Bastion, an investment fund and a principal stockholder of the Company. Since 1990, Mr. Villanueva also has been Chairman of Bastion Capital Corp, a financial advisory firm.
Mr. Villanueva has over 25 years experience as an executive in Spanish-language television, having served in various capacities at the Univision Group or its predecessor from 1964 to 1990.


     DAVID E. YURKERWICH, 43, became a director of the Company as of March 1995. Mr. Yurkerwich is a founder and Vice Chairman of Peterson Consulting L.P., a litigation, dispute and economic consulting firm of which Mr. Yurkerwich has been a member since 1980.


                        EXECUTIVE OFFICERS OF THE COMPANY

     Set forth below is the name, age and position of each of the executive officers of the Company:

NAME                     AGE      POSITION
- - ----                     ---      --------

Roland A. Hernandez       38      President and Chief Executive Officer,
                                  and Director

Jose C. Cancela           38      Executive Vice President

Stephen J. Levin          47      Executive Vice President

Peter J. Housman II       44      Chief Financial Officer and Treasurer

Stuart Livingston         38      Senior Vice President, Operations and
                                  Administration and Secretary

     Mr. Hernandez's background is described under the caption "Election of Directors" above.

     Jose C. Cancela became Executive Vice President of the Company in April 1995. From June 1992 until April 1995, he served as President, Station Group of the Company. From November 1988 until June 1992, he served as General Manager of WLTV, a Spanish-language television station in Miami, and from September 1991 until June 1992 he also served as Senior Vice President of Univision Station Group, Inc.

     Stephen J. Levin became Executive Vice President of the Company in April 1995. From November 1993 to March 1995, Mr. Levin was Sales Manager for National Cable Advertising, Inc., a broadcast time sales company. From February 1993 to October 1993, he was a marketing consultant to various radio and television broadcasting companies. From June 1991 to November 1992, Mr. Levin served as General Manager of WNJU, the Company's station serving the New York market, and from February 1989 to June 1991, Mr. Levin was the General Manager of KVEA, the Company's station serving the Los Angeles market.

     Peter J. Housman II became Chief Financial Officer and Treasurer of the Company in February 1987. From February 1991 until April 1995, he also served as President, Business and Corporate Affairs of the Company. Mr. Housman served as Senior Vice President of the Company from February 1987 until February 1991.

     Stuart Livingston became Senior Vice President, Operations and Administration of the Company in April 1995 and Secretary in September 1995. From January 1994 to March 1995, Mr. Livingston was Vice President of Affiliate Relations for the Univision network. From September 1989 to December 1993, Mr. Livingston was Vice President of Broadcast Operations of Univisa, Inc., a U.S. subsidiary of Grupo Televisa, S.A., a Mexican media company.

     Officers are not elected for a fixed term of office but serve at the discretion of the Board of Directors.

                          EXECUTIVE COMPENSATION

SUMMARY COMPENSATION TABLE

     The following table sets forth information concerning the compensation for services in all capacities to the Company for the years ended December 31, 1995, 1994, and 1993 paid to (a) the Chief Executive Officer and the former Chief Executive Officer, (b) the other four most highly compensated executive officers of the Company during 1995, and (c) a former executive officer who would have been one of the four most highly compensated executive officers of the Company (collectively, the "Named Executives"). Roland A. Hernandez became the Chief Executive Officer of the Company and Stephen J. Levin and Stuart Livingston became executive officers of the Company in early 1995. The amounts shown in the table for 1995 with respect to Messrs. Hernandez, Levin and Livingston are payments from the dates they became executive officers.
Mr. Blaya resigned as President and Chief Executive Officer of the Company in March 1995 and Mr. Pupo-Mayo ceased being an executive officer of the Company in August 1995. The amounts shown in the table for Messrs. Blaya and Pupo-Mayo for 1995 are payments for the full year, including amounts paid to each of them after the dates on which they ceased being executive officers of the Company pursuant to agreements described in "--Employment and Severance Agreements".
                                     -10-

                           SUMMARY COMPENSATION TABLE

                                                                                 LONG TERM
                                                                                 COMPENSA-
                                                  ANNUAL COMPENSATION            TION AWARDS
                                            -------------------------------      -----------
                                                                     ANNUAL      SECURITIES       ALL OTHER
                                                        SALARY       BONUS       UNDERLYING      COMPENSATION
NAME AND PRINCIPAL POSITION DURING 1995     YEAR        ($)(3)       ($)(1)      OPTIONS (#)      ($)(2)(3)
- - ---------------------------------------     ----        ------       ------      -----------     ------------
Roland A. Hernandez....................     1995        616,799      624,400      512,500(4)            962
  President and Chief Executive Officer     1994           0            0            0                 0
                                            1993           0            0            0                 0

Joaquin F. Blaya.......................     1995        900,000         0         150,000           456,103
  Former President and Chief                1994        840,577         0         500,000(5)          7,778
  Executive Officer                         1993        722,558      682,966         0               15,414

Stephen J. Levin.......................     1995        247,610      174,870       50,000(4)          2,250
  Executive Vice President                  1994           0            0            0                 0
                                            1993           0            0            0                 0

Jose C. Cancela........................     1995        400,000         0          50,000             7,391
  Executive Vice President                  1994        380,773         0          50,000(6)          1,483
                                            1993        330,192      317,283         0                9,187

Peter J. Housman II....................     1995        325,000       50,000       50,000             7,391
  Chief Financial Officer and Treasurer     1994        306,730         0          50,000(6)          6,103
                                            1993        271,231      260,580         0               15,414

Stuart Livingston......................     1995        190,379       50,000       10,000(4)          6,870
  Senior Vice President,                    1994           0            0            0                 0
  Operations and Administration             1993           0            0            0                 0
  and Secretary

Gustavo Pupo-Mayo......................     1995        324,847         0            0                1,483
  Senior Vice President,                    1994        239,792       83,900         0                1,483
  News and Public Affairs                   1993        200,000       91,000         0                3,513

____________________

     (1) Bonus amounts represent compensation for services rendered for the respective years shown and were paid at the beginning of the subsequent year. Mr. Hernandez' bonus for 1995 was paid in 1996 upon certification by the Compensation and Stock Option Committee that 1995 performance targets had been met.

     (2) The following amounts are included in the above table. Company retirement contributions and matching 401(k) contributions: Mr. Hernandez $0 for 1995; Mr. Blaya $13,931 for 1993, $4,620 for 1994 and $4,620 for 1995;
Mr. Levin $1,288 for 1995; Mr. Cancela $7,704 for 1993, $0 for 1994 and
$5,908 for 1995; Mr. Housman $13,931 for 1993, $4,620 for 1994 and $5,908 for
1995; Mr. Livingston $5,908 for 1995; Mr. Pupo-Mayo $2,030 for 1993, $0 for
1994 and $0 for 1995.  Life insurance policy premiums paid by the Company:
Mr. Hernandez $962 in 1995; Mr. Blaya $1,483 in 1993, $3,158 in 1994 and
$1,483 in 1995; Mr. Levin $962 in 1995; Mr. Cancela $1,483 in 1993, $1,483 in
1994 and $1,483 in 1995; Mr. Housman $1,483 in 1993, $1,483 in 1994 and
$1,483 in 1995; Mr. Livingston $962 in 1995; Mr. Pupo-Mayo $1,483 in 1993,
$1,483 in 1994 and $1,483 in 1995. In addition, Mr. Blaya's "All Other Compensation" includes $450,000 for exercisable options granted in 1995 to purchase 150,000 shares of Series A Common Stock at $7.00 per share, when the grant date market price of the Series A Common Stock was $10.00 per share. See "--Employment and Severance Agreements" below.

     (3) Amounts for Messrs. Blaya and Pupo-Mayo include payments subsequent to the dates in which they ceased being executive officers of the Company. See "--Employment and Severance Agreements" below.

     (4) These options are subject to the Company achieving certain performance levels, one-fourth of these options became exercisable in 1996 upon certification by the Compensation and Stock Option Committee that the 1995 performance levels had been met. See "--Employment and Severance Agreements" below.

     (5) These options were canceled in March 1995. See "--Employment and Severance Agreements" below.

     (6) These options were subject to the Company achieving certain performance levels during the first six months of 1995 which were not achieved. See "--Employment and Severance Agreements" below.

EMPLOYMENT AND SEVERANCE AGREEMENTS

     In 1995, the Company entered into a three-year employment agreement with Mr. Hernandez commencing March 9, 1995 and ending March 1, 1998. The agree-ment provides for an annual base salary of $700,000 during his term of employment. Upon the Company achieving certain performance goals based on the operating income before depreciation and amortization (subject to certain adjustments) ("Adjusted EBITDA"), Mr. Hernandez is eligible for an annual bonus of up to 150% of his annual base salary. Pursuant to the agreement, the Company entered into a stock option agreement with Mr. Hernandez on March 9, 1995 under which he was granted options to purchase 512,500 shares of Series A Common Stock at an exercise price of $10.00 per share, exercisable for a period of 10 years, upon the Company achieving certain performance goals based on Adjusted EBITDA. One-fourth of these options become exercisable upon certification by the Compensation and Stock Option Committee that the Company has attained 90% of the established performance targets for each fiscal year ending 1995 through 1998. If Mr. Hernandez's employment is terminated for "cause" (as defined), the Company is only obligated to pay Mr. Hernandez's base salary and certain benefits through the date of termination. If Mr. Hernandez's employment is terminated because of death, disability or other event rendering Mr. Hernandez unable to perform his duties and obligations under the agreement, in addition to his base salary and certain benefits through the date of termination, the Company is obligated pay Mr. Hernandez a bonus, if earned, for the year in which such termination occured. If the Company terminates the agreement for any other reason, it is obligated to continue to pay Mr. Hernandez's base salary and certain benefits through the remaining term of his agreement and pay a bonus, if earned, for the year in which such termination occured. The Company may terminate Mr. Hernandez's employment if the Company fails to achieve certain performance goals based on Adjusted EBITDA for the fiscal year ended December 31, 1996, in which case the Company's sole obligation is to pay Mr. Hernandez's base salary through the date of such termination.

     In 1995, the Company entered into an employment agreement with Mr. Levin commencing February 27, 1995 and ending February 27, 1996. This agreement was subsequently amended in 1995 to extend the term through February 27, 1998.
The agreement with Mr. Levin provides for an annual base salary of $290,000, $320,000 and $350,000, during the first, second and third years, respectively, of his term of employment. Upon the Company achieving certain performance goals based on Adjusted EBITDA, Mr. Levin is eligible for an annual bonus of up to 100% of his annual base salary. In addition, provided Mr. Levin is based in Los Angeles and a portion of his duties include management of the Company's Los Angeles station, KVEA, based upon the attainment of certain gross revenue and Adjusted EBITDA targets of station KVEA, Mr. Levin is eligible for an additional bonus of up to $100,000, $113,333 and $153,333 in 1995, 1996 and 1997, respectively. In 1995, the
Company entered into two stock option agreements pursuant to which the Company granted Mr. Levin options to purchase an aggregate of 50,000 shares of Series A Common Stock under the 1994 Stock Plan, exercisable for a period of 10 years, subject to the Company achieving certain performance goals based on Adjusted EBITDA. The first stock option agreement granted Mr. Levin options to purchase 30,000 shares at an exercise price of $10.00 per share, and the second option agree-ment granted additional options to purchase
20,000 shares, at an exercise price equal to $13.00 per share. One-fourth of the options under both agreements become exercisable upon certification by the Compensation and Stock Option Committee that the Company has attained 90% of the established performance targets for each fiscal year ending 1995 through 1998. If Mr. Levin's employment is terminated for "cause" (as defined), the Company is only obligated to pay Mr. Levin's base salary and certain benefits through the date of termination. If Mr. Levin's employment is terminated because of death or other event rendering Mr. Levin unable to perform his duties and obligations under the agreement, in addition to his base salary and certain benefits through the date of termination, the Company is obligated pay Mr. Levin a proportionate bonus, if earned, for the part of the year worked prior to such termination. If the Company terminates the agreement for any other reason, it is obligated to continue to pay Mr. Levin's base salary and certain benefits through the remaining term of his agreement and pay a proportionate bonus, if earned, for the part of the year worked prior to such termination. The Company may terminate Mr. Levin's employment if the Company fails to achieve certain performance goals based on Adjusted EBITDA for the fiscal year ended December 31, 1996, in which case the Company's obligations to pay Mr. Levin will cease upon the effective date of termination.

     In 1992, the Company entered into a three-year employment agreement with Jose C. Cancela commencing May 25, 1992 and ending May 26, 1995. The agreement with Mr. Cancela provides for an annual base salary of $300,000, $350,000 and $400,000 during the first, second and third years, respectively, of his term of employment. Upon the Company achieving certain performance goals based on Adjusted EBITDA, Mr. Cancela is eligible for an annual bonus of up to 100% of his annual base salary. If Mr. Cancela's employment is terminated for "cause" (as defined) or because of death, disability or other event rendering Mr. Cancela unable to perform his duties and obligations under the agreement, the Company is only obligated to pay Mr. Cancela's salary through the date of termination. If the Company terminates the agreement for any other reason, its sole obligation is to continue payment of his salary through May 26, 1995, subject to the terms of the second employment agreement between the Company and Mr. Cancela described below.

     In 1994, the Company entered into a second employment agreement with Mr. Cancela commencing May 27, 1995 and ending May 25, 1997. The second agreement with Mr. Cancela provides for an annual base salary of $400,000 during his term of employment. Upon the Company achieving certain performance goals based on Adjusted EBITDA, Mr. Cancela is eligible for an annual bonus of up to 100% of his annual base salary. Under Mr. Cancela's second agreement, the Company agreed to enter into two stock option agreements pursuant to which the Company would issue to him options to purchase an aggregate of 100,000 shares of Series A Common Stock under the 1994 Stock Plan. The first stock option agreement was entered into on December 31, 1994 and granted Mr. Cancela options to purchase 50,000 shares at an exercise price of $7.00 per share, exercisable for a period of 10 years, upon the Company achieving certain performance goals based on Adjusted EBITDA. These performance goals were not achieved. Pursuant to the second option agreement, which was executed on June 30, 1995, Mr. Cancela was granted additional 10-year options to purchase 50,000 shares of Series A Common Stock at an exercise price equal to the market value of the Series A Common Stock on June 30, 1995, $14.625 per share, one-third of which options become exercisable on each of June 30, 1998, 1999 and 2000. If Mr. Cancela's employment is terminated for "cause" (as defined) or because of death, disability or other event rendering Mr. Cancela unable to perform his duties and obligations under the agreement, the Company is only obligated to pay Mr. Cancela's salary through the date of termination. If the Company terminates the agreement for any other reason, its sole obligation is to continue payment of his salary through the remaining term of his agreement and to provide certain medical benefits.

     In 1994, the Company entered into a three-year employment agreement with Peter J. Housman II commencing May 15, 1994 and ending May 25, 1997. The agreement with Mr. Housman provides for an annual base salary of $325,000 during his term of employment. Upon the Company achieving certain performance goals based on Adjusted EBITDA, Mr. Housman is eligible for an annual bonus of up to 100% of his annual base salary. Under Mr. Housman's agreement, the Company agreed to enter into two stock option agreements pursuant to which the Company would issue to him options to purchase an aggregate of 100,000 shares of Series A Common Stock under the 1994 Stock Plan. The first stock option agreement was entered into on December 31, 1994 and granted Mr. Housman options to purchase 50,000 shares at an exercise price of $7.00 per share, exercisable for a period of 10 years, upon the Company achieving certain performance goals based on Adjusted EBITDA. These performance goals were not achieved. Pursuant to the second option agreement, which was executed on June 30, 1995, Mr. Housman was granted additional 10-year options to purchase 50,000 shares of Series A Common Stock at an exercise price equal to the market value of the Series A Common Stock on June 30, 1995, $14.625 per share, one-third of which options become exercisable on each of June 30, 1998, 1999 and 2000. If Mr. Housman's employment is terminated for "cause" (as defined) or because of death, disability or other event rendering Mr. Housman unable to perform his duties and obligations under the agreement, the Company is only obligated to pay Mr. Housman's salary through the date of termination. If the Company terminates Mr. Housman's employment for any other reason, its sole obligation is to continue payment of his salary through the remaining term of his agreement and to provide certain medical benefits.

     In 1995, the Company entered into an employment agreement with Mr. Livingston commencing February 27, 1995 and ending February 27, 1996. The agreement with Mr. Livingston provides for an annual base salary of $225,000 during his term of employment. Upon the Company achieving certain performance goals based on Adjusted EBITDA, Mr. Livingston is eligible for an annual bonus of up to $100,000. In 1995, the Company entered into a stock option agreement with Mr. Livingston pursuant to which he was granted options to purchase 10,000 shares of Series A Common Stock at an exercise price of $10.00 per share, exercisable for a period of 10 years, upon the Company achieving certain performance goals based on Adjusted EBITDA. One-fourth of these options become exercisable upon certification by the Compensation and Stock Option Committee that the Company has attained 90% of the established performance targets for each fiscal year ending 1995 through 1998. If Mr. Livingston's employment is terminated for "cause" (as defined) or because of death or other event rendering Mr. Livingston unable to perform his duties and obligations under the agreement, the Company is only obligated to pay Mr. Livingston's base salary and certain benefits through the date of termination. If the Company terminates the agreement for any other reason, it is obligated to continue to pay Mr. Livingston's base salary and certain benefits through the remaining term of his agreement. The Company and Mr. Livingston are currently discussing terms of an extension of the agreement.

     In 1994, the Company entered into a three-year employment agreement with Gustavo Pupo-Mayo commencing September 16, 1994 and ending September 15, 1997. The agreement with Mr. Pupo-Mayo provides for an annual base salary of $300,000 during his term of employment. Mr. Pupo-Mayo also is entitled to a bonus of up to 50% of his annual base salary based upon the achievement by TeleNoticias del Mundo, L.P., a 24-hour-a-day news service partnership in which the Company is a lead partner ("TeleNoticias"), of certain performance goals based on Adjusted EBITDA of TeleNoticias and upon the achievement of certain ratings levels during the broadcast on the Company's network of the prime-time network news programs produced by TeleNoticias. If Mr. Pupo-Mayo's employment is terminated for "cause" (as defined) or because of death, disability or other event rendering Mr. Pupo-Mayo unable to perform his duties and obligations under the agreement, the Company is only obligated to pay Mr. Pupo-Mayo's salary through the date of termination. If the Company terminates Mr. Pupo-Mayo's employment for any other reason, its sole obligation is to continue payment of his salary through the remaining term of his agreement and to provide certain medical benefits. Mr. Pupo-Mayo ceased being an executive officer of the Company in August 1995 and the Company continues to pay his salary and benefits pursuant to the above.

     In March 1995, the Company entered into an agreement with Joaquin F. Blaya, formerly the Company's President and Chief Executive Officer, providing for certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement with the Company. Pursuant to the agreement, the terms of which are generally consistent with a termination without cause under Mr. Blaya's then-existing employment agreement with the Company, Mr. Blaya will be paid at an annual rate of $900,000 from March 8, 1995 to May 25, 1997. The Company also is obligated to provide medical benefits substantially similar to those provided to Mr. Blaya immediately prior to his resignation in March 1995. In addition, Mr. Blaya agreed to a cancellation of his then-existing options to purchase 500,000 shares of the Company's Series A Common Stock and the Company granted Mr. Blaya new options to purchase 150,000 shares of Series A Common Stock at an exercise price of $7.00 per share, exercisable from January 1, 1996 through December 31, 1998. Mr. Blaya's two employment agreements with the Company as well as his existing stock option agreement were terminated pursuant to the agreement.

OPTION GRANTS IN 1995

     The following table sets forth certain information with respect to the grant of options to purchase Series A Common Stock made during 1995 to each of the Named Executives.


                             NUMBER OF     % OF TOTAL
                             SECURITIES    OPTIONS                                                     POTENTIAL REALIZABLE VALUE
                             UNDERLYING    GRANTED TO                GRANT DATE                        AT ASSUMED ANNUAL RATES
                             OPTIONS       EMPLOYEES IN   EXERCISE   MARKET PRICE                      OF STOCK PRICE APPRECIATION
NAME                         GRANTED (#)   FISCAL YEAR    PRICE      OF STOCK       EXPIRATION DATE    FOR OPTION TERM(4)
- - ----                         -----------   ------------   --------   ------------   ---------------    ---------------------------
                                                                                                          0%       5%        10%
                                                                                                       _______ _________  _________
Roland A. Hernandez(1)(3)    512,500         62.3%        $10.00     $ 9.125        March 9, 2005         -    2,493,000  7,005,000
Joaquin F. Blaya(2)          150,000         18.2%        $ 7.00     $10.00         December 31, 1998  450,000   773,000  1,146,000
Stephen J. Levin(1)(3)        30,000          3.7%        $10.00     $ 9.125        March 9, 2005         -      146,000    410,000
Stephen J. Levin(1)(3)        20,000          2.4%        $13.00     $12.3125       May 30, 2005          -      141,000    379,000
Jose C. Cancela(3)            50,000          6.1%        $14.625    $14.625        June 30, 2005         -      460,000  1,165,000
Peter J. Housman II(3)        50,000          6.1%        $14.625    $14.625        June 30, 2005         -      460,000  1,165,000
Stuart Livingston(1)(3)       10,000          1.2%        $10.00     $ 9.125        March 9, 2005         -       49,000    137,000


(1) These options have a four year vesting schedule, are subject to the Company achieving certain performance levels for each fiscal year ending 1995 through 1998 and one-fourth of these options became exercisable in 1996 upon certification by the Compensation and Stock Option Committee that the 1995 performance levels had been met. See "--Employment and Severance Agreements."

(2) Options issued pursuant to certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement with the Company. These options are exercisable at a price of $7.00 and expire on December 31, 1998. See "--Employment and Severance Agreements."

(3) Options were granted pursuant to the Company's 1994 Stock Plan, which was approved by the Company's stockholders at the 1995 Annual Meeting, at prices ranging from $9.125 to $14.625 and expire ten years from the date of grant.

(4) Amounts represent the future market price of the Series A Common Stock, assuming the market price at the grant date appreciates at compound annualized rates of 0%, 5% and 10% over the term of the options (4 years for Mr. Blaya, and 10 years for all other Named Executives), less the exercise price, multiplied by the number of shares under grant. These amounts, based on assumed appreciation rates of 0% and the 5% and 10% rates prescribed by the Securities and Exchange Commission rules, are not intended to forecast possible future appreciation, if any, of the Company's stock price.

AGGREGATED OPTION EXERCISES IN 1995 AND YEAR-END OPTION VALUE


     The following table sets forth the number of shares of Series A Common Stock covered by stock options held by the Named Executives at December 31, 1995 and also shows the value of "in-the-money" options at that date. No Named Executive exercised stock options during 1995.


                                  NUMBER OF
                                  SECURITIES
                                  UNDERLYING           VALUE OF
                                  UNEXERCISED          UNEXERCISED
                                  OPTIONS AT           OPTIONS AT
                                  YEAR-END (#)         YEAR-END ($)
                                  EXERCISABLE/         EXERCISABLE/
NAME                              UNEXERCISABLE        UNEXERCISABLE(1)
- - ----                              -------------        ---------------

Roland A. Hernandez                0/512,500(2)          0/2,114,000
Joaquin F. Blaya                   0/150,000             0/1,069,000
Jose C. Cancela                    0/100,000(3)                  0/0
Peter J. Housman II                0/100,000(3)                  0/0
Stephen J. Levin                    0/50,000(2)            0/146,000
Stuart Livingston                   0/10,000(2)             0/41,000
_______________

(1) Based on the closing sale price of the Company's Series A Common Stock of $14.125 per share on December 29, 1995.

(2) These options have a four year vesting schedule, are subject to the Company achieving certain performance levels for each fiscal year ending 1995 through 1998 and one-fourth of these options became exercisable in 1996 upon certification by the Compensation and Stock Option Committee that the 1995 performance levels had been met. See "--Employment and Severance Agreements."

(3) 50,000 of these options were subject to the Company achieving certain performance levels during the first six months of 1995 which were not met.


PERFORMANCE GRAPH

     On December 30, 1994, in connection with the consummation of the Company's Plan of Reorganization, the Company's then-existing common stock was canceled and the now-outstanding Common Stock was issued. A performance graph as required by the proxy rules of the Securities and Exchange Commission therefore is not relevant for periods prior to December 30, 1994 and is not included for those periods. The following graph sets forth the cumulative total return to the Company's shareholders for the year ended December 31, 1995 based upon the change in the quoted market price of the Company's Series A Common Stock from January 3, 1995 to December 31, 1995, as well as comparable returns for an overall stock market index (Nasdaq Stock Market-US) and the Company's peer group index (S&P Broadcast Media).


                                       CUMULATIVE TOTAL RETURN
                                ---------------------------------------
                                January 3, 1995       December 31, 1995

Telemundo Group, Inc.                 100                   145
Nasdaq Stock Market-US                100                   141
S&P Broadcast Media                   100                   131

Notes:  a)  A base index of $100 was established on January 3, 1995 for purposes of this analysis.

        b) Commencing January 3, 1995, the Company's Series A Common Stock trades on the Nasdaq National Market Tier of The Nasdaq Stock Market under the symbol TLMD.


COMPENSATION OF DIRECTORS

     Each of the eight nonmanagement directors of the Board of Directors currently receives for his services as director a retainer of $1,000 per calendar quarter, plus $2,500 for each meeting of the Board of Directors and $1,000 for each committee meeting attended in person, and $500 for each meeting of the Board of Directors or a committee attended by telephone.


COMMITTEES OF THE BOARD OF DIRECTORS AND MEETING ATTENDANCE

     The Board of Directors met seven times during 1995. The Board of Directors has an Audit Committee comprised of three members and a Compensation and Stock Option Committee comprised of two members. The Board of Directors does not have a nominating committee.

     The Audit Committee includes Bruce H. Spector, Chairman, Alan Kolod and Guillermo Bron. The Committee met one time during the last fiscal year. The Audit Committee recommends engagement of the independent auditors, considers the fee proposal and scope of the audit, reviews the financial statements and the independent auditors' report, considers comments made by the independent auditors with respect to the Company's internal control structure, reviews the activities and recommendations of Company employees performing internal audit functions, reviews current developments in financial reporting and accounting, and reviews internal accounting procedures and controls with the Company's financial and accounting staff.

     The Compensation and Stock Option Committee includes Leon D. Black and Bruce H. Spector who are nonemployee directors. The Committee met five times during the last fiscal year. The Compensation and Stock Option Committee reviews and approves the Company's executive compensation policies. In addition, the Compensation and Stock Option Committee selects the officers and key employees of the Company who are to receive grants of options, stock appreciation rights or restricted stock under the 1994 Stock Plan and the number of shares that would be subject thereto, the exercise price, if any, and the other terms and conditions of the grant.

     Each of the directors attended at least 75% of the meetings of the Board of Directors and their respective committees held during the period each was a director during the last fiscal year. Daniel D. Villanueva became a Board Member effective April 26, 1996 and Arthur M. Goldberg resigned from the Board effective August 21, 1995.

COMPENSATION AND STOCK OPTION COMMITTEE REPORT

     The Compensation and Stock Option Committee reviews and approves the Company's executive compensation policies. In addition, the Compensation and Stock Option Committee selects the officers and key employees of the Company who are to receive grants of options, stock appreciation rights or restricted stock under the 1994 Stock Plan and the terms and conditions of the grants.

     Provided that other compensation objectives are met, it is the Compensation and Stock Option Committee's intention that executive compensation be deductible for federal income tax purposes. For this reason, at the Company's 1995 meeting of Stockholders, the 1994 Stock Plan and compensation payable to certain executive officers of the Company that comply with legislation on tax deductibility were submitted to stockholders for approval and were approved.

     Compensation paid to Roland A. Hernandez was pursuant to an employment agreement entered into with him on March 9, 1995. Compensation paid in 1995 to Joaquin F. Blaya was pursuant to a previously existing employment agreement and an agreement entered into in March 1995, providing for certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement with the Company. Compensation paid to Jose C.
Cancela, Peter J. Housman II and Gustavo Pupo-Mayo in 1995 was pursuant to employment agreements entered into between each of them and the Company prior to 1995. The current employment agreements of Messrs. Cancela, Housman and Pupo-Mayo are described under "--Employment and Severance Agreements" above. Mr. Pupo-Mayo ceased being an executive officer of the Company in August 1995.

     The following report addresses the Company's compensation policies for 1995 with respect to the Company's executive officers, including the Named Executives.

     EXECUTIVE COMPENSATION POLICIES. In the highly competitive environment of television broadcasting and the entertainment industry as a whole, decisions made by key executives can have a substantial impact on a company's financial performance. The Company faces competition not only from other Spanish-language and English-language television networks, but also from other Spanish-language and English-language media, including cable channels, radio stations, movies and other forms of entertainment.

     The Company's executive compensation policies are structured to meet this competitive challenge and to help the Company achieve its business objectives by providing levels of annual base compensation designed to attract and retain talented executives and by providing annual incentive compensation that varies directly with Company financial performance and may also take into account individual executive performance and contribution.

     RELATIONSHIP OF PERFORMANCE UNDER COMPENSATION POLICIES. The components of 1995 executive compensation included base salary and annual bonus amounts and, in the case of Messrs. Hernandez, Levin, Cancela, Housman and Livingston, stock options. Executive compensation for 1995 reflected the Company's emphasis on tying pay to performance criteria in addition to providing salary levels consistent with competitive practices and level of responsibility.

     BASE SALARIES. An executive's base salary for 1995 was determined based on the executive's individual level of responsibility and competitive practices in the industry. For the Named Executives, base salaries were set in employment agreements between the Company and each of those executives.

     ANNUAL BONUSES. The Company generally pays cash bonuses, if any, to its executives during the first quarter of the year for services rendered during the preceding year. The Company believes that its ability to pay bonuses is important to attract and retain superior executives. For those executives employed pursuant to employment agreements, bonus amounts are based solely on meeting objective performance criteria. For other executives, bonuses are based on a combination of objective Company performance standards, together with objective and subjective individual criteria. Individual subjective performance criteria can include evaluation of initiative, contribution to overall corporate performance, managerial ability, and adherence to Company policies and procedures. The bonus amount generally is calculated as a percentage of base salary earned in the year.

     STOCK OPTIONS. The Company's 1994 Stock Plan, which was adopted by the Stock Option Committee of the previous Board of Directors in 1994 and approved by the Company's stockholders at the 1995 Annual Meeting, provides for the granting of stock options, either alone or together with stock appreciation rights, and restricted stock. Pursuant to the employment agreements with Messrs. Hernandez, Levin, Cancela, Housman and Livingston, in 1995 the Company issued stock options to purchase an aggregate of 672,500 shares of Series A Common Stock to these executives, subject to certain conditions. Stock options issued to Messrs. Hernandez, Levin and Livingston become exercisable only upon certification by the Compensation and Stock Option Committee that the Company has achieved certain performance goals based upon the operating income of the Company (subject to certain adjustments). Stock options were issued to Joaquin F. Blaya to purchase 150,000 shares of Series A Common Stock pursuant to an agreement providing for certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement with the Company. Stock option grants in 1995 were pursuant to the Company's 1994 Stock Plan, which was submitted to stockholders for approval and was approved at the Company's 1995 meeting of Stockholders. See "--Employment and Severance Agreements" above. No other options under the 1994 Stock Plan were granted in 1995.

     OTHER COMPENSATION PLANS. The Company has adopted a broad-based employee benefit plan in which executives are permitted to participate on the same terms as nonexecutive employees who meet applicable eligibility criteria, subject to any legal limitations on the amounts that may be contributed or the benefits that may be payable under the plan. The Company also provides term life insurance coverage for all employees, including executives. An executive's coverage is determined based on salary, up to a maximum coverage amount of $300,000, except where an employment agreement provides for different coverage.

     CEO 1995 COMPENSATION. As noted above, Mr. Hernandez's 1995 compensa-tion as President and Chief Executive Officer reflects a contractual obligation entered into in March 1995 when Mr. Hernandez became an officer of the Company. Mr. Hernandez's employment agreement provides for a base salary plus the opportunity to earn a bonus based solely on the Company achieving certain performance goals based on the operating income of the Company (subject to certain adjustments). In addition, Mr. Hernandez was granted options to purchase 512,500 shares of the Company's Series A Common Stock, which become exercisable upon the Company achieving certain performance goals based on the operating income of the Company (subject to certain adjustments). Mr. Hernandez's total compensation package, therefore, was consistent with the policies discussed above.

     FORMER CEO 1995 COMPENSATION. As noted above, Mr. Blaya's compensation through March 1995 as President and Chief Executive Officer, reflects a contractual obligation entered into in May 1992 when Mr. Blaya joined the Company. Compensation subsequent to March 1995 was pursuant to an agreement providing for certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement. Mr. Blaya was granted options to purchase 150,000 shares of Series A Common Stock at an exercise price of $7.00 a share pursuant to an agreement providing for certain consideration for the termination of Mr. Blaya's employment agreements and stock option agreement with the Company. Mr. Blaya's total compensation package, therefore, was consistent with the policies discussed above.

     COMPLIANCE WITH INTERNAL REVENUE CODE SECTION 162(m). Section 162(m) of the Internal Revenue Code of 1986, as amended, which took effect January 1, 1994, limits the federal income tax deduction that the Company may take for compensation paid to the corporation's Chief Executive Officer and other four most highly compensated executive officers to $1 million unless such compensation is based solely on the attainment of "objective" performance goals established in advance by a committee of two or more outside directors. The Compensation and Stock Option Committee in 1995 attempted to structure the performance-based compensation in a manner that complies with the rules.

                               SUBMITTED BY:

                      LEON D. BLACK        BRUCE H. SPECTOR
                      THE COMPENSATION AND STOCK OPTION COMMITTEE OF THE
                           BOARD OF DIRECTORS

 COMPENSATION AND STOCK OPTION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

As noted above, the current members of the Compensation and Stock Option Committee are Messrs. Black and Spector. None of the members of the Compensation and Stock Option Committee served as a member of the compensation committee, or other board committee performing similar functions, of any other entity in 1995.



                           RELATED PARTY TRANSACTIONS

     The Major Stockholders have entered into a Shareholders Agreement relating to the transfer and voting of shares of Common Stock owned by each of the Major Stockholders. See "Security Ownership of Certain Beneficial Owners and Management" above.

     Interspan owns and operates television station KFWD, Channel 52, the Company's Dallas/Fort Worth network affiliate. Roland A. Hernandez, the Company's President and Chief Executive Officer and a director, is a director and executive officer of the corporate general partner of Interspan, which is owned by Mr. Hernandez and his family. Pursuant to Interspan's affiliation agreement with the Company, Interspan received approximately $1,225,000 in network compensation during 1995 and paid the Company approximately $201,000 for the Company's services as the exclusive national sales representative for KFWD.

     In February 1996 the Company completed the offering of its 10.5% Senior Notes in which Alex. Brown was a co-manager. Barry W. Ridings, a Director of the Company, is a Managing Director of Alex. Brown.

     Management believes that the transactions described above were on terms no less favorable to the Company than could be obtained from unaffiliated parties.

     On December 30, 1994, in connection with the consummation of the Company's Plan of Reorganization, the Company, Apollo Advisors and RIC entered into a registration rights agreement pursuant to which the Company agreed to register Common Stock held by Apollo Advisors and RIC and certain of their respective affiliates and transferees ("Holders") under the Securities Act of 1933, as amended (the "Securities Act"). Under the registration rights agreement, the Company is obligated, subject to certain terms and conditions and upon demand by the a Holder, to use reasonable diligence to effect and to maintain for not more than 90 days the registration under the Securities Act of certain registrable securities as defined in the agreement. The Company is not required to effect more than two such registrations during the term of the agreement. A demand for registration under the agreement must be made by a Holder within five years of the date of the agreement in the case of Common Stock acquired other than through the exercise of warrants, and within the later of five years from the date of the agreement and two years after the exercise of warrants in the case of Common Stock acquired through the exercise of warrants. In addition, so long as any of the registrable securities are outstanding, if the Company proposes to register any of its securities under the Securities Act, whether or not for its own account, the Holders have the right to request the Company to include the Holders' registrable securities in such registration, subject to certain terms and conditions. RIC and certain affiliates exercised one such right and accordingly the Company filed a registration statement under the Securities Act in February 1996.

                       COMPLIANCE WITH SECTION 16(A)
                  OF THE SECURITIES EXCHANGE ACT OF 1934

     Pursuant to Section 16(a) of the Securities Exchange Act of 1934 and the rules issued thereunder, the Company's executive officers and directors are required to file with the Securities and Exchange Commission and the New York Stock Exchange reports of ownership and changes in ownership of Common Stock. Copies of such reports are required to be furnished to the Company. Based solely on its review of the copies of such reports furnished to the Company, or written representations that no reports were required, the Company believes that, during 1995, all of its executive officers and directors complied with the Section 16(a) requirements.


                      INDEPENDENT PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, independent public accountants, examined the consolidated financial statements of the Company for the year 1995. The
Audit Committee has not yet approved Deloitte & Touche LLP for the current year's audit. Representatives of Deloitte & Touche are expected to be present at the Annual Meeting and to be available to respond to appropriate questions, and will have the opportunity to make a statement if they so desire.

                              OTHER BUSINESS

     The Board of Directors does not know of any matters to be presented for action at the meeting other than as set forth in this Proxy Statement. If any other business should properly come before the meeting, the persons named in the accompanying form of proxy intend to vote thereon in accordance with their judgment.

              STOCKHOLDER PROPOSALS AT THE NEXT ANNUAL MEETING

     Stockholders who intend to present proposals at the 1997 Annual Meeting of Stockholders must submit such proposals to the Company no later than January 13, 1997 in order for them to be included in the Company's proxy materials for such meeting. Stockholder proposals must be submitted to the Company, 2290 West 8th Avenue, Hialeah, Florida 33010, Attention: Chief Financial Officer and Treasurer. Stockholders are encouraged to submit any such proposals by certified mail-return receipt requested. The Company reserves the right to decline to include in the Company's proxy statement any stockholder's proposal that does not comply with, or may be excluded under, the applicable rules of the Securities and Exchange Commission.


                                    BY ORDER OF THE BOARD OF DIRECTORS



                                    Peter J. Housman II
                                    Chief Financial Officer and Treasurer

                            APPENDIX

                             PROXY

                      TELEMUNDO GROUP, INC.
                      2290 West 8th Avenue
                     Hialeah, Florida 33010

                ANNUAL MEETING OF STOCCKHOLDERS
                   WEDNESDAY, JUNE 12, 1996

      The undersigned stockholder of Telemundo Group, Inc. (the "Company") hereby appoints Leon D. Black and Bruce H. Spector, and each of them, the true and lawful attorneys, agents and proxies of the undersigned, with full power of substitution to each of them, to represent and vote as set forth herein all the shares of Common Stock held of record by the undersigned on May 9, 1996, at the Annual Meeting of Stockholders of the Company to be held at the Sheraton New York Hotel, 811 Seventh Avenue, New York, New York at 10:00 a.m. local time, on June 12, 1996, and at any adjournments thereof.

PLEASE MARK YOUR CHOICES LIKE THIS [X] IN BLUE OR BLACK INK


                   THE BOARD OF DIRECTORS RECOMMENDS A
                        VOTE FOR ALL NOMINEES.

1. ELECTION OF DIRECTORS

   SERIES A NOMINEES (to be voted on by holders of Series A Common Stock only): Daniel D. Villanueva; Alan Kolod; Barry W. Ridings; David E. Yurkerwich

                                                      TO WITHHOLD AUTHORITY
   FOR ALL NOMINEES LISTED   WITHHOLDING AUTHORITY           TO VOTE
   ABOVE except as marked    to vote for all          for any individual
   to the contrary to the    nominees listed above    nominee, write that
   right                                              space below

                                                      ___________________

          [  ]                       [  ]             ___________________

   SERIES B NOMINEES (to be voted on by holders of Series B Common Stock only): Leon D. Black; Guillermo Bron; Roland A. Hernandez; Bruce H. Spector; Edward M. Yorke

                                                      TO WITHHOLD AUTHORITY
   FOR ALL NOMINEES LISTED   WITHHOLDING AUTHORITY           TO VOTE
   ABOVE except as marked    to vote for all          for any individual
   to the contrary to the    nominees listed above    nominee, write that
   right                                              space below

                                                      ___________________

          [  ]                       [  ]             ___________________

2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

     This proxy when properly executed will be voted in the manner directed herein by the undersigned stockholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR ALL THE NOMINEES LISTED.

     Please sign exactly as name appears on stock certificate. Each joint owner must sign. Executors, administrators, trustees or guardians must give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


                                         Dated: __________________________, 1996

                                         _______________________________________
                                         Signature

                                         _______________________________________
                                         Signature if held jointly




[                                      ]






[                                      ]


     Please mark, sign, date and return this Proxy promptly using the enclosed envelope.